SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY
NOTE 18: -	SHAREHOLDERS' EQUITY

a.	Share capital:

	December 31,
	2023		2022
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
	Number of shares
Ordinary shares of NIS 0.02 par value each	150,000,000	50,584,888	150,000,000	41,260,439

b.	Changes in share capital:

Share capital issued and outstanding:

	Number of shares	NIS par value
Outstanding on January 1, 2022	41,170,168	823,404

Exercise of options and vesting of RSUs	61,764	1,235

Issuance of ordinary shares	28,507	570

Outstanding on December 31, 2022	41,260,439	825,209

Exercise of options and vesting of RSUs	104,228	2,085

Issuance of ordinary shares	9,220,221	184,404

Outstanding on December 31, 2023	50,584,888	1,011,698

Issuance of ordinary shares:

1.
On January 14, 2021, the Company entered a Controlled Equity Offering Sales Agreement, pursuant to which it issued 3,803,594 ordinary shares during January and February 2021, in an ATM offering, with a weighted average selling price of $7.36 per share, resulting in gross proceeds of approximately $28,000.

2.
On February 19, 2021, the Company entered a new Controlled Equity Offering Sales Agreement. In accordance with the terms of the sales agreement, from time to time the Company may offer and sell its ordinary shares in an ATM offering having an aggregate offering price of up to $50,000, which was subsequently reduced to approximately $19,500. During April through September 2021, 726,832 ordinary shares were issued through the ATM offering, with a weighted average selling price of $3.64 per share, resulting in gross proceeds of approximately $2,600.

3.	During December 2022, 28,507 ordinary shares were issued through the ATM offering, with a weighted selling price of $0.77 per share, resulting in gross proceeds of approximately $22.

4.	During 2023, 720,221 ordinary shares were issued through the ATM offering, with a weighted selling price of $0.96 per share, resulting in gross proceeds of approximately $695.

5.
On July 17, 2023, Evogene Ltd. entered into securities purchase agreements with certain institutional investors for the sale of 8,500,000 ordinary shares in a registered direct offering at a purchase price of $1.00 per ordinary share. The gross proceeds from the offering amounted to approximately $8,500, before deducting placement agent fees and other offering expenses.

c.	Rights attached to shares:

The Company’s ordinary shares have voting rights at the general meeting, rights to dividends, rights upon liquidation of the Company and the right to nominate directors in the Company.

d.	Rights attached to pre-funded warrants:

Until the pre-funded warrants are exercised into ordinary shares, there are no rights with respect to the ordinary shares underlying such pre-funded warrants. Upon exercise of the pre-funded warrants into ordinary shares, the holder is entitled to exercise the rights attached to shares only as to matters for which the record date occurs after the exercise date.

e.	Capital management in the Company:

The Company's objectives in managing capital are as follows:

To maintain its ability to ensure the continuity of the business, and thus to generate a return to equity holders, investors and other parties. The Company manages its capital structure and makes adjustments following changes in economic conditions and the risk-nature of its operations. In order to maintain or to adjust the necessary capital structure, the Company takes various steps, such as raising funds by capital issues.

f.	Composition of non-controlling interests in the statement of financial position:

	December 31,
	2023	2022

Balance on January 1,	$6,860	$9,767

Forfeiture of non-controlling interests regarding share-based compensation	(71)	(272)

Share-based compensation	1,351	569

Issuance of a subsidiary ordinary shares to the company	809	-

Issuance of a subsidiary preferred shares to non-controlling interests	9,761	-

Benefit to non-controlling interests regarding share-based compensation	(3)	2

Loss attributed to non-controlling interests	(2,075)	(3,206)

Balance on December 31,	$16,632	$6,860

Issuance of shares by subsidiary:

1.
On August 6, 2019, Corteva, through its subsidiary Pioneer Hi-Bred International, Inc., made an investment in the Company's agriculture biologicals subsidiary, Lavie Bio Ltd., which included the contribution of all Corteva’s holdings in its wholly owned subsidiary Taxon Biosciences, Inc. along with an amount of $10,000. Upon consummation of the foregoing transactions, Corteva was issued 27.84% of Lavie Bio Ltd.’s equity while Evogene Ltd. held 72.16% of Lavie Bio Ltd.’s equity following such investment. As a result, the Company recorded a share premium and a non-controlling interest in the amounts of $17,406 and $10,042, respectively.

On November 16, 2021, 203,826 options were exercised in Lavie Bio Ltd. into its ordinary shares. Upon the exercise of options, the non-controlling interest was issued 1.99% of Lavie Bio Ltd.'s equity. As a result, the Company recorded an increase in non-controlling interest in the amount of $378.

On January 31, 2022, 8,270 options were exercised in Lavie Bio Ltd. into its ordinary shares. Upon the exercise of options, the non-controlling interest was issued 0.08% of Lavie Bio Ltd.'s equity. As a result, the Company recorded an increase in non-controlling interest in the amount less than $1.

2.
On July 24, 2020, 36,520 options were exercised in AgPlenus Ltd. into its ordinary shares. Upon the exercise of options, the non-controlling interest was issued 1.66% of AgPlenus Ltd.'s equity. As a result, the Company recorded an increase in non-controlling interest in the amount $82.

3.
On December 21, 2022, Biomica, signed a definitive agreement for a $20,000 financing round, led by SHC, out of which $10,000 shall be invested by the Company in Biomica preferred shares. As a result, the Company recorded a negative capital reserve and an increase of non-controlling interest in the amounts of $238 and $9,761, respectively. In addition, certain convertible loans in total amount of $10,000 were converted by the Company to Biomica’s ordinary shares. As a result, the Company recorded an adjustment to capital reserve and non-controlling interest in the amount of $809. Following the closing of the transaction on April 27, 2023, the Company was diluted to approximately 67% of the share capital of Biomica, on a fully diluted basis, while SHC is holding approximately 20%, on a fully diluted basis.